SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Post-Effective Amendment No.   6   (File No. 333-03867)        [x]
                                          -----

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No.   7   (File No. 811-07623)                [x]
                                  -----

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph (b) of Rule 485

   [x] on May 1,  2002  pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

   [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IDS LIFE OF NEW YORK

FLEXIBLE PORTFOLIO ANNUITY

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK

PROSPECTUS

MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW FLEXIBLE PORTFOLIO ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


ISSUED BY:    IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
              20 Madison Avenue Extension
              Albany, NY 12203
              Telephone: (800) 541-2251
              americanexpress.com

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    American Century(R) Variable Portfolios, Inc.

-    Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class
     1

-    Putnam Variable Trust - Class IA Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                           3
THE CONTRACT IN BRIEF                                               3
EXPENSE SUMMARY                                                     5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                         7
FINANCIAL STATEMENTS                                                9
PERFORMANCE INFORMATION                                             9
THE VARIABLE ACCOUNT AND THE FUNDS                                 10
THE FIXED ACCOUNT                                                  12
BUYING YOUR CONTRACT                                               12
CHARGES                                                            14
VALUING YOUR INVESTMENT                                            15
MAKING THE MOST OF YOUR CONTRACT                                   16
SURRENDERS                                                         18
TSA-- SPECIAL SURRENDER PROVISIONS                                 19
CHANGING OWNERSHIP                                                 19
BENEFITS IN CASE OF DEATH                                          19
THE ANNUITY PAYOUT PERIOD                                          20
TAXES                                                              22
VOTING RIGHTS                                                      24
SUBSTITUTION OF INVESTMENTS                                        24
ABOUT THE SERVICE PROVIDERS                                        24
TABLE OF CONTENTS
  OF THE STATEMENT OF ADDITIONAL INFORMATION                       26

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date. FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
-    Roth IRAs under Section 408A of the Code
-    SIMPLE IRAs under Section 408(p) of the Code
-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
-    Plans under Section 401(k) of the Code
-    Custodial and trusteed plans under Section 401(a) of the Code
-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until your return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 12)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 12)

     MINIMUM ALLOWABLE PURCHASE PAYMENTS

          If paying by installments under a scheduled payment plan:
               $50 per month
               $23.08 biweekly

          If paying by any other method:
               $50

     MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:

          $100,000 for issue ages up to 85
          $50,000 for issue ages 86 to 90

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 17)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 18)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 19)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 19)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 20)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 22)

CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;

- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);

-    surrender charge; and

-    the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You paid no sales charge when you purchased your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNER EXPENSES

SURRENDER CHARGE (contingent deferred sales charge as a percentage of amounts surrendered):


       CONTRACT YEAR                SURRENDER CHARGE PERCENTAGE
          1-3                                    7%
            4                                    6
            5                                    5
            6                                    4
            7                                    3
            8                                    2
            After 8 years                        0

CONTRACT ADMINISTRATIVE CHARGE:                     $30*

* We will waive this fee when your contract value is $25,000 or more on the contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:                     1.25%

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges-- Surrender Charge" p. 14 and "The Annuity Payout Period -- Annuity Payout Plans" p. 21).

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                  MANAGEMENT     12b-1       OTHER
                                                                     FEES        FEES       EXPENSES      TOTAL
AXP(R) Variable Portfolio -
       Bond Fund                                                     .60%         .13%         .07%       .80%(1)
       Capital Resource Fund                                         .61          .13          .04        .78(1)
       Cash Management Fund                                          .51          .13          .04        .68(1)
       Extra Income Fund                                             .62          .13          .07        .82(1)
       Global Bond Fund                                              .84          .13          .10       1.07(1)
       International Fund                                            .83          .13          .08       1.04(1)
       Managed Fund                                                  .59          .13          .04        .76(1)
       NEW DIMENSIONS FUND(R)                                        .60          .13          .06        .79(1)
       Strategy Aggressive Fund                                      .60          .13          .05        .78(1)
AIM V.I.
       Core Equity Fund, Series I                                    .61           --          .22        .83(2)
       (previously AIM V.I. Growth and Income Fund, Series I)
American Century(R)Variable Portfolios, Inc.
       VP Value                                                      .97           --           --        .97(3),(4)
Credit Suisse Trust -
       Small Cap Growth Portfolio                                    .90           --          .22       1.12(5)
       (previously Credit Suisse Warburg Pincus Trust - Small
       Company Growth Portfolio)
FTVIPT

       Templeton Developing Markets Securities Fund - Class 1       1.25           --          .32       1.57(2)
Putnam Variable Trust
       Putnam VT New Opportunities Fund - Class IA Shares            .54           --          .05        .59(2)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(3)  Annualized operating expenses of funds at Dec. 31, 2001.

(4) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(5) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...



                                                FULL SURRENDER AT THE                     NO SURRENDER OR SELECTION OF AN ANNUITY
                                               END OF EACH TIME PERIOD                  PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                        1 YEAR     3 YEARS    5 YEARS    10 YEARS       1 YEAR      3 YEARS     5 YEARS    10 YEARS
AXP(R) Variable Portfolio -
    Bond Fund                           $91.58    $136.59     $164.19     $245.56       $21.58      $66.59     $114.19     $245.56
    Capital Resource Fund                91.37     135.97      163.15      243.46        21.37       65.97      113.15      243.46
    Cash Management Fund                 90.35     132.87      157.95      232.88        20.35       62.87      107.95      232.88
    Extra Income Fund                    91.78     137.21      165.23      247.66        21.78       67.21      115.23      247.66
    Global Bond Fund                     94.34     144.92      178.13      273.56        24.34       74.92      128.13      273.56
    International Fund                   94.04     144.00      176.59      270.48        24.04       74.00      126.59      270.48
    Managed Fund                         91.17     135.35      162.11      241.35        21.17       65.35      112.11      241.35
    NEW DIMENSIONS FUND(R)               91.47     136.28      163.67      244.51        21.47       66.28      113.67      244.51
    Strategy Aggressive Fund             91.37     135.97      163.15      243.46        21.37       65.97      113.15      243.46
AIM V.I.
    Core Equity Fund, Series I           91.88     137.51      165.75      248.71        21.88       67.51      115.75      248.71
    (previously AIM V.I. Growth and
    Income Fund, Series I) American
    Century(R) Variable Portfolios,
    Inc.
    VP Value                             93.32     141.84      172.98      263.27        23.32       71.84      122.98      263.27
Credit Suisse Trust -
    Small Cap Growth Portfolio           94.86     146.46      180.69      278.66        24.86       76.46      130.69      278.66
    (previously Credit Suisse Warburg
    Pincus Trust - Small Company
    Growth Portfolio)
FTVIPT
    Templeton Developing Markets
    Securities Fund - Class 1            99.47     160.23      203.52      323.46        29.47       90.23      153.52      323.46
Putnam Variable Trust
    Putnam VT New Opportunites Fund -
    Class IA Shares                      89.42     130.07      153.24      223.26        19.42       60.07      103.24      223.26



* In this example, the $30 contract administrative charge is approximated as a 0.055% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                          2001       2000      1999      1998       1997    1996(1)
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $1.15     $1.11      $1.10     $1.10     $1.02     $1.00
Accumulation unit value at end of period                     $1.22     $1.15      $1.11     $1.10     $1.10     $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        18,711     14,034    14,623    12,781     6,445     1,283
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GC (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period               $1.52     $1.87      $1.53     $1.25     $1.02     $1.00
Accumulation unit value at end of period                     $1.23     $1.52      $1.87     $1.53     $1.25     $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                         9,549     10,146     9,411     8,043     3,726       655
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GM (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $1.18     $1.12      $1.09     $1.05     $1.01     $1.00
Accumulation unit value at end of period                     $1.20     $1.18      $1.12     $1.09     $1.05     $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                        11,655     10,281    15,459    13,925    10,767     2,865
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%
Simple yield(2)                                               0.34%     4.65%      4.72%     3.45%     3.92%     3.63%
Compound yield(2)                                             0.34%     4.76%      4.83%     3.51%     3.99%     3.69%

SUBACCOUNT GV (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period               $1.01     $1.13      $1.08     $1.14     $1.02     $1.00
Accumulation unit value at end of period                     $1.05     $1.01      $1.13     $1.08     $1.14     $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        18,351     19,728    20,760    18,025     8,904    1,917
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GY (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period               $1.08     $1.06      $1.12     $1.05     $1.03     $1.00
Accumulation unit value at end of period                     $1.08     $1.08      $1.06     $1.12     $1.05     $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         5,194      5,749     6,453     6,569     3,672       592
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period               $1.27     $1.71      $1.19     $1.04     $1.02     $1.00
Accumulation unit value at end of period                     $0.89     $1.27      $1.71     $1.19     $1.04     $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        15,215     15,966    11,815     8,834     4,751       712
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period               $1.54     $1.59      $1.40     $1.23     $1.04     $1.00
Accumulation unit value at end of period                     $1.36     $1.54      $1.59     $1.40     $1.23     $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        22,180     22,856    20,778    15,915     8,589     1,301
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $1.86     $2.07      $1.59     $1.25     $1.02     $1.00
Accumulation unit value at end of period                     $1.53     $1.86      $2.07     $1.59     $1.25     $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        57,868     58,265    50,111    34,907    19,979     3,667
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GA (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period               $1.54     $1.93      $1.14     $1.13     $1.01     $1.00
Accumulation unit value at end of period                     $1.02     $1.54      $1.93     $1.14     $1.13     $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                        11,937    12,271      8,440     6,966     4,737     1,005
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

YEAR ENDED DEC. 31,                                          2001       2000      1999      1998       1997    1996(1)
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GW (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I) (PREVIOUSLY AIM V.I. GROWTH
AND INCOME FUND, SERIES I)
Accumulation unit value at beginning of period               $1.82     $2.16      $1.63     $1.29     $1.04     $1.00
Accumulation unit value at end of period                     $1.39     $1.82      $2.16     $1.63     $1.29     $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        37,846     38,135    31,857    20,655    10,124     1,386
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GP (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period               $1.57     $1.34      $1.37     $1.32     $1.06     $1.00
Accumulation unit value at end of period                     $1.75     $1.57      $1.34     $1.37     $1.32     $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                        14,754     12,376    12,319    10,672     5,589       806
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GT (INVESTING IN SHARES OF CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO)
(PREVIOUSLY CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)
Accumulation unit value at beginning of period               $1.46     $1.80      $1.08     $1.12     $0.98     $1.00
Accumulation unit value at end of period                     $1.21     $1.46      $1.80     $1.08     $1.12     $0.98
Number of accumulation units outstanding at end of
period (000 omitted)                                        27,790     28,036    23,987    20,851    11,690     1,781
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GK (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 1)
Accumulation unit value at beginning of period               $0.56     $0.83      $0.55     $0.70     $1.00     $1.00
Accumulation unit value at end of period                     $0.51     $0.56      $0.83     $0.55     $0.70     $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                        20,288     22,228    20,689    18,648    10,950     1,399
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT GN (INVESTING IN SHARES OF  PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period               $1.71     $2.34      $1.40     $1.14     $0.93     $1.00
Accumulation unit value at end of period                     $1.18     $1.71      $2.34     $1.40     $1.14     $0.93
Number of accumulation units outstanding at end of
period (000 omitted)                                        36,668     38,033    31,003    22,107    12,772     2,682
Ratio of operating expense to average net assets              1.25%     1.25%      1.25%     1.25%     1.25%     1.25%


(1)  Operations commenced on Oct. 8, 1996.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value. Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge,

-    mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT       INVESTING IN      INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER OR MANAGER
---------------------------------------------------------------------------------------------------------------------------------
GS               AXP(R) Variable   Objective: high level of current income while conserving   IDS Life Insurance Company (IDS
                 Portfolio -       the value of the investment and continuing a high level    Life), investment manager; American
                 Bond Fund         of income for the longest time period. Invests primarily   Express Financial Corporation
                                   in bonds and other debt obligations.                       (AEFC), investment adviser.

GC               AXP(R) Variable   Objective: capital appreciation. Invests primarily in      IDS Life, investment manager; AEFC,
                 Portfolio -       U.S. common stocks and other securities convertible into   investment adviser.
                 Capital Resource  common stocks.
                 Fund

GM               AXP(R) Variable   Objective: maximum current income consistent with          IDS Life, investment manager; AEFC,
                 Portfolio -       liquidity and stability of principal. Invests primarily    investment adviser.
                 Cash Management   in money market securities.
                 Fund

GV               AXP(R) Variable   Objective: high current income, with capital growth as a   IDS Life, investment manager; AEFC,
                 Portfolio -       secondary objective. Invests primarily in high-yielding,   investment adviser.
                 Extra Income      high-risk corporate bonds (junk bonds) issued by U.S. and
                 Fund              foreign companies and governments.

GY               AXP(R) Variable   Objective: high total return through income and growth of  IDS Life, investment manager; AEFC,
                 Portfolio -       capital. Non-diversified fund that invests primarily in    investment adviser.
                 Global Bond       debt obligations of U.S. and foreign issuers.
                 Fund

GI               AXP(R) Variable   Objective: capital appreciation. Invests primarily in      IDS Life, investment manager; AEFC,
                 Portfolio -       common stocks or convertible securities of foreign         investment adviser. American
                 International     issuers that offer strong growth potential.                Express Asset Management
                 Fund                                                                         International, Inc., a wholly-owned
                                                                                              subsidiary of AEFC, is the
                                                                                              sub-adviser.

GD               AXP(R) Variable   Objective: maximum total investment return through a       IDS Life, investment manager; AEFC,
                 Portfolio -       combination of capital growth and current income. Invests  investment adviser.
                 Managed Fund      primarily in a combination of common and preferred
                                   stocks, convertible securities, bonds and other debt
                                   securities.

GG               AXP(R) Variable   Objective: long-term growth of capital. Invests primarily  IDS Life, investment manager; AEFC,
                 Portfolio -       in common stocks showing potential for significant         investment adviser.
                 NEW DIMENSIONS    growth.
                 FUND(R)

GA               AXP(R) Variable   Objective: capital appreciation. Invests primarily in      IDS Life, investment manager; AEFC,
                 Portfolio -       equity securities of growth companies.                     investment adviser.
                 Strategy
                 Aggressive
                 Fund

SUBACCOUNT       INVESTING IN      INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER OR MANAGER
---------------------------------------------------------------------------------------------------------------------------
GW               AIM V.I. Core     Objective: growth of capital, with current income a        A I M Advisors, Inc.
                 Equity Fund,      secondary objective. Invests normally at least 80% of
                 Series I          its net assets, plus the amount of any borrowings for
                 (previously AIM   investment purposes, in equity securities, including
                 V.I. Growth and   convertible securities of established companies that
                 Income Fund,      have long-term above-average growth in earnings and
                 Series I)         dividends and growth companies that are believed to have
                                   the potential for above-average growth in earnings and
                                   dividends.

GP               American          Objective: long-term capital growth, with income as a      American Century Investment
                 Century(R)VP      secondary objective. Invests primarily in stocks of        Management, Inc.
                 Value             companies that management believes to be undervalued at
                                   the time of purchase.

GT               Credit Suisse     Objective: capital growth. Invests in equity securities    Credit Suisse Asset Management, LLC
                 Trust -  Small    of small U.S. companies, which are either developing
                 Cap Growth        companies or older companies in a growth stage or are
                 Portfolio         providing products or services with a high unit volume
                 (previously       growth rate.
                 Credit Suisse
                 Warburg Pincus
                 Trust - Small
                 Company Growth
                 Portfolio)

GK               FTVIPT            Objective: long-term capital appreciation. Invests at      Templeton Asset Management Ltd.
                 Templeton         least 80% of its net assets in investments of emerging
                 Developing        markets.
                 Markets
                 Securities Fund
                 - Class 1

GN               Putnam VT New     Objective: long-term capital appreciation. The fund        Putnam Investment Management, LLC
                 Opportunities     seeks its goal by investing mainly in common stocks of
                 Fund -  Class     U.S. companies with a focus on growth stocks in sectors
                 IA Shares         of the economy that Putnam Investment Management, LLC
                                   believes to have high growth potential.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund. The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You could become an owner or annuitant if you were 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-    no earlier than the 60th day after the contract's effective date; and

-    no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRA's, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches ages 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)


    If paying by installments under a scheduled payment plan:
       $50 per month
       $23.08 biweekly


    If paying by any other method:

       $50

(1) If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

       $100,000 up to age 85


       $50,000 for ages 86 to 90


(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:
Send your check along with your name and contract number to:

Regular mail:
   IDS LIFE INSURANCE COMPANY OF NEW YORK
   BOX 5144
   ALBANY, NY 12205

Express mail:
   IDS LIFE INSURANCE COMPANY OF NEW YORK
   20 MADISON AVENUE EXTENSION
   ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN:
Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

                                                   SURRENDER CHARGE AS A
                                                  PERCENTAGE OF PURCHASE
              CONTRACT YEAR                       PAYMENTS SURRENDERED
                  1-3                                        7%
                    4                                        6
                    5                                        5
                    6                                        4
                    7                                        3
                    8                                        2
                    After 8 years                            0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

           AMOUNT REQUESTED                        $1,000
         -----------------------      OR       ---------------  = $1,075.27
         1.00 - SURRENDER CHARGE                     .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF SURRENDER CHARGE
We do not assess surrender charges for:

-    surrenders of any contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan; and

-    death benefits.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and


-    minus any prorated portion of the contract administrative charge.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;

-    surrender charges; and/or


-    a prorated portion of the contract administrative charge.


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                                    NUMBER
By investing an equal number                                            AMOUNT           ACCUMULATION              OF UNITS
of dollars each month...                                MONTH          INVESTED           UNIT VALUE               PURCHASED
                                                        Jan              $100                $20                     5.00
                                                        Feb               100                 18                     5.56
you automatically buy                                   Mar               100                 17                     5.88
more units when the                                     Apr               100                 15                     6.67
per unit market price is low ... ---------->            May               100                 16                     6.25
                                                        Jun               100                 18                     5.56
and fewer units                                         Jul               100                 17                     5.88
when the per unit                                       Aug               100                 19                     5.26
market price is high.            ---------->            Sept              100                 21                     4.76
                                                        Oct               100                 20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:       $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:       Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:       $50

MAXIMUM AMOUNT
Transfers or surrenders:       None (except for automated transfers from the
                               fixed account)

SURRENDERS
You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:
    -  payable to you;
    -  mailed to address of record.
    NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:
    -  request that payment be wired to your bank;
    - bank account must be in the same ownership as your contract; and
    - pre-authorization required.


NOTE: We will charge you a fee for surrender payments we send by wire. For instructions, contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

     - Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

          --   you are at least age 59 1/2;

          --   you are disabled as defined in the Code;


          -- you severed employment with the employer who purchased the contract; or


          --   the distribution is because of your death.


     - If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


     - Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

     - The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

     - The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

     - If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:


     -    contract value;


     - contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

     -    purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

     -    contract value; or

     - contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     - payouts begin no later than one year after your death, or other date as permitted by the Code; and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. O

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and


     -    payouts begin no later than one year following the year of your death;
          and


     - the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.18% and 6.68% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or SIMPLE
IRA), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding. State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


IDS LIFE OF NEW YORK'S TAX STATUS: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change,

-    the existing funds become unavailable, or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus. We may also:

-    change the funds in which the subaccounts invest, and

-    make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 financial advisors.


ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Performance Information                                          p. 3
Calculating Annuity Payouts                                      p. 6
Rating Agencies                                                  p. 7
Principal Underwriter                                            p. 7
Independent Auditors                                             p. 7
Financial Statements

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251


americanexpress.com                               S-6163 H (5/02)S-6163 H (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY


                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   MAY 1, 2002

IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY


   IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


Table of Contents


Performance Information                              p. 3
Calculating Annuity Payouts                          p. 6
Rating Agencies                                      p. 7
Principal Underwriter                                p. 7
Independent Auditors                                 p. 7
Financial Statements

Performance Information
The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) TO THE POWER OF n = ERV

where:               P = a hypothetical initial payment of $1,000
                     T = average annual total return
                     n = number of years
                   ERV = Ending Redeemable Value of a hypothetical $1,000
                         payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                PERFORMANCE OF THE                      PERFORMANCE
                                                                   SUBACCOUNT                           OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT   INVESTING IN:                                 1 YEAR   5 YEARS  COMMENCEMENT   1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -

GS            Bond Fund (10/96; 10/81)(b)                   (0.72%)   2.75%      3.23%      (0.72%)    2.75%    5.98%       --%

GC            Capital Resource Fund (10/96; 10/81)         (26.18)    2.99       3.47      (26.18)     2.99     5.48        --

GM            Cash Management Fund (10/96; 10/81)           (4.60)    2.69       2.90       (4.60)     2.69     3.15        --

GV            Extra Income Fund (10/96; 5/96)               (3.39)   (0.46)      0.12       (3.39)    (0.46)      --      0.65

GY            Global Bond Fund (10/96; 5/96)                (6.96)    0.04       0.77       (6.96)     0.04       --      1.47

GI            International Fund (10/96; 1/92)             (36.62)   (3.90)     (3.06)     (36.62)    (3.90)      --      2.53

GD            Managed Fund (10/96; 4/86)                   (18.76)    4.60       5.40      (18.76)     4.60     7.43      8.81

GG            NEW DIMENSIONS FUND(R) (10/96; 5/96)         (24.79)    7.72       7.98      (24.79)     7.72       --      8.90

GA            Strategy Aggressive Fund (10/96; 1/92)       (40.79)   (0.87)     (0.25)     (40.79)    (0.87)      --      5.32

             AIM V. I.

GW            Core Equity Fund, Series I (10/96; 5/94)     (30.84)    5.11       5.82      (30.84)     5.11       --      9.80
              (previously AIM V.I. Growth and Income
                Fund, Series I)

             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

GP            VP Value (10/96; 5/96)                         4.37     9.69      10.71        4.37      9.69       --     10.75

             CREDIT SUISSE TRUST -

GT            Small Cap Growth Portfolio (10/96; 6/95)     (24.10)    3.28       2.98      (24.10)     3.28       --      8.33
              (previously Credit Suisse Warburg Pincus
                Trust - Small Company Growth Portfolio)

             FTVIPT

GK            Templeton Developing Markets Securities
              Fund - Class 1 (10/96; 3/96)(c)              (16.27)  (14.55)    (13.63)     (16.27)   (14.55)      --    (13.43)

             PUTNAM VARIABLE TRUST

GN            Putnam VT New Opportunities Fund -
              Class IA Shares (10/96; 5/94)                (37.91)    3.89       2.49      (37.91)     3.89       --     10.06


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT SURRENDER FOR PERIODS ENDING
DEC. 31, 2001



                                                                 PERFORMANCE OF THE                     PERFORMANCE
                                                                    SUBACCOUNT                          OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT   INVESTING IN:                                 1 YEAR   5 YEARS  COMMENCEMENT 1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -

GS            Bond Fund (10/96; 10/81)(b)                    6.28%    3.64%     3.89%        6.28%    3.64%     5.98%         --%

GC            Capital Resource Fund (10/96; 10/81)         (19.18)    3.86      4.12       (19.18)    3.86      5.48          --

GM            Cash Management Fund (10/96; 10/81)            2.40     3.57      3.57         2.40     3.57      3.15          --

GV            Extra Income Fund (10/96; 5/96)                3.61     0.54      0.87         3.61     0.54        --        1.32

GY            Global Bond Fund (10/96; 5/96)                 0.04     1.02      1.50         0.04     1.02        --        2.11

GI            International Fund (10/96; 1/92)             (29.62)   (2.76)    (2.21)      (29.62)   (2.76)       --        2.53

GD            Managed Fund (10/96; 4/86)                   (11.76)    5.42      6.01       (11.76)    5.42      7.43        8.81

GG            NEW DIMENSIONS FUND(R) (10/96; 5/96)         (17.79)    8.45      8.53       (17.79)    8.45        --        9.37

GA            Strategy Aggressive Fund (10/96; 1/92)       (33.79)    0.14      0.51       (33.79)    0.14        --        5.32

             AIM V.I.

GW            Core Equity Fund, Series I (10/96; 5/94)     (23.84)    5.91      6.41       (23.84)    5.91        --        9.94
              (previously AIM V.I. Growth and Income Fund,
                Series I)

             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

GP            VP Value (10/96; 5/96)                        11.37     10.37     11.20       11.37     10.37         --     11.18

             CREDIT SUISSE TRUST -

GT            Small Cap Growth Portfolio (10/96; 6/95)     (17.10)     4.15      3.64      (17.10)     4.15         --      8.63
              (previously Credit Suisse Warburg Pincus
                Trust - Small Company Growth Portfolio)

             FTVIPT

GK            Templeton Developing Markets Securities
              Fund - Class 1 (10/96; 3/96)(c)               (9.27)   (12.75)   (12.26)      (9.27)   (12.75)        --    (12.11)

             PUTNAM VARIABLE TRUST

GN            Putnam VT New Opportunities Fund
              Class IA Shares (10/96; 5/94)                (30.91)     4.74      3.17      (30.91)     4.74         --     10.20


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.25% mortality and expense risk fee.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV-P
                                     -----
                                       P

where:               P = a hypothetical initial payment of $1,000
                   ERV = Ending Redeemable Value of a hypothetical $1,000
                         payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.


The subaccount's value includes:
-    any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
-    any dividends declared for such shares.

It does not include:
-    the effect of any applicable surrender charge, or
-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:
Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT   INVESTING IN:                                      SIMPLE YIELD        COMPOUND YIELD
GM           AXP(R) Variable Portfolio - Cash Management Fund       0.34%                0.34%



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[(a - b + 1) TO THE POWER OF 6 - 1]
                              -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT  INVESTING IN:                                        YIELD
GS          AXP(R) Variable Portfolio - Bond Fund                5.68%
GV          AXP(R) Variable Portfolio - Extra Income Fund       11.08%
GY          AXP(R) Variable Portfolio - Global Bond Fund         9.84%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
-    determine the dollar value of your contract on the valuation date; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-    the annuity unit value on the valuation date; by
-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
-    the net investment factor; and
-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-    dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies


We receive ratings from by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                            www.ambest.com
Fitch                                                www.fitchratings.com
Moody's                                              www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.


Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $2,925,442; 2000: $1,656,378; and 1999:
$957,659. AEFA retains no underwriting commission from the sale of the contract.


Independent Auditors


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS LIFE OF NEW YORK VARIABLE ANNUITY - IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY


Report of Independent Auditors


THE BOARD OF DIRECTORS


IDS LIFE INSURANCE COMPANY OF NEW YORK


We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - IDS Life of New York Flexible Portfolio Annuity (comprised of subaccounts GS, GC, GM, GV, GY, GI, GD, GG, GA, GW, GP, GT, GK and GN) as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - IDS Life of New York Flexible Portfolio Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.





ERNST & YOUNG LLP




Minneapolis, Minnesota

March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                             -------------------------------------------------------
DECEMBER 31, 2001                                                                GS            GC            GM             GV
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                   $23,891,715   $16,671,077   $14,099,134    $26,235,783
                                                                             -------------------------------------------------------
   at market value                                                           $22,909,739   $11,852,332   $14,090,301    $19,157,172
Dividends receivable                                                             107,224            --        21,403        173,801
Accounts receivable from IDS Life of New York for contract purchase payments          --         5,009            --             --
Receivable from mutual funds and portfolios for share redemptions                     --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  23,016,963    11,857,341    14,111,704     19,330,973
====================================================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                 24,431        12,592        15,104         20,470
   Contract terminations                                                             134            --        57,486            781
Payable to mutual funds and portfolios for investments purchased                      --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 24,565        12,592        72,590         21,251
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                    $22,902,293   $11,762,575   $14,035,067    $19,270,454
Net assets applicable to contracts in payment period                              90,105        82,174         4,047         39,268
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                             $22,992,398   $11,844,749   $14,039,114    $19,309,722
====================================================================================================================================
Accumulation units outstanding                                                18,711,436     9,549,366    11,655,232     18,350,804
====================================================================================================================================
Net asset value per accumulation unit                                        $      1.22   $      1.23   $      1.20    $      1.05
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                             ---------------------------------------
DECEMBER 31, 2001                                                                GY          GI            GD
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                   $5,973,771  $24,498,342   $36,509,503
                                                                             ---------------------------------------
   at market value                                                           $5,593,881  $13,625,124   $30,402,025
Dividends receivable                                                             45,044           --            --
Accounts receivable from IDS Life of New York for contract purchase payments         --        3,055         6,307
Receivable from mutual funds and portfolios for share redemptions                    --           --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                  5,638,925   13,628,179    30,408,332
====================================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                 5,959       14,469        32,198
   Contract terminations                                                          4,635           --            --
Payable to mutual funds and portfolios for investments purchased                     --           --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                10,594       14,469        32,198
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                    $5,626,368  $13,576,322   $30,104,231
Net assets applicable to contracts in payment period                              1,963       37,388       271,903
--------------------------------------------------------------------------------------------------------------------
Total net assets                                                             $5,628,331  $13,613,710   $30,376,134
====================================================================================================================
Accumulation units outstanding                                                5,193,831   15,215,179    22,180,150
====================================================================================================================
Net asset value per accumulation unit                                        $     1.08  $      0.89   $      1.36
====================================================================================================================

                                        9

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                             -------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                    GG            GA            GW            GP
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                   $93,300,838   $23,186,174   $60,871,143   $22,294,649
                                                                             -------------------------------------------------------
   at market value                                                           $88,724,369   $12,235,076   $52,534,457   $25,774,120
Dividends receivable                                                                  --            --            --            --
Accounts receivable from IDS Life of New York for contract purchase payments      28,004         2,969         1,376            82
Receivable from mutual funds and portfolios for share redemptions                     --            --        55,132        27,153
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  88,752,373    12,238,045    52,590,965    25,801,355
====================================================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                 94,008        12,958        55,132        27,153
   Contract terminations                                                              --            --            --            --
Payable to mutual funds and portfolios for investments purchased                      --            --         1,376            82
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 94,008        12,958        56,508        27,235
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                    $88,337,407   $12,198,059   $52,473,502   $25,752,785
Net assets applicable to contracts in payment period                             320,958        27,028        60,955        21,335
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                             $88,658,365   $12,225,087   $52,534,457   $25,774,120
====================================================================================================================================
Accumulation units outstanding                                                57,867,542    11,937,009    37,846,016    14,753,849
====================================================================================================================================
Net asset value per accumulation unit                                        $      1.53   $      1.02   $      1.39   $      1.75
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                             -----------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                    GT            GK            GN
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                   $41,021,088   $15,372,798   $66,523,961
                                                                             -----------------------------------------
   at market value                                                           $33,589,371   $10,292,535   $43,288,893
Dividends receivable                                                                  --            --           --
Accounts receivable from IDS Life of New York for contract purchase payments      13,027         4,278        16,271
Receivable from mutual funds and portfolios for share redemptions                 35,177        10,938        45,457
----------------------------------------------------------------------------------------------------------------------
Total assets                                                                  33,637,575    10,307,751    43,350,621
======================================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                 35,177        10,938        45,457
   Contract terminations                                                              --            --           --
Payable to mutual funds and portfolios for investments purchased                  13,027         4,278        16,271
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 48,204        15,216        61,728
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                    $33,586,081   $10,286,166   $43,264,663
Net assets applicable to contracts in payment period                               3,290         6,369        24,230
----------------------------------------------------------------------------------------------------------------------
Total net assets                                                             $33,589,371   $10,292,535   $43,288,893
======================================================================================================================
Accumulation units outstanding                                                27,790,141    20,288,335    36,667,890
======================================================================================================================
Net asset value per accumulation unit                                        $      1.21   $      0.51   $      1.18
======================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                              -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                      GS         GC           GM          GV
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $1,251,031 $    38,318  $  493,829  $ 2,226,908
Variable account expenses                                                        245,829     161,305     172,002      255,011
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                1,005,202    (122,987)    321,827    1,971,897
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                         1,361,674   1,476,880   6,620,235    2,984,528
   Cost of investments sold                                                    1,427,757   2,035,680   6,625,481    4,017,498
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                 (66,083)   (558,800)     (5,246)  (1,032,970)
Distributions from capital gains                                                      --          --          --           --
Net change in unrealized appreciation or depreciation of investments             182,529  (2,301,781)      4,847     (244,309)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   116,446  (2,860,581)       (399)  (1,277,279)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $1,121,648 $(2,983,568) $  321,428    $ 694,618
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                             -----------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                      GY           GI           GD
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $  190,618  $   191,012   $   799,639
Variable account expenses                                                         72,835      196,533       401,151
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                  117,783       (5,521)      398,488
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                         1,040,549    1,896,535     2,908,163
   Cost of investments sold                                                    1,106,175    3,207,201     3,468,679
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                 (65,626)  (1,310,666)     (560,516)
Distributions from capital gains                                                      --           --            --
Net change in unrealized appreciation or depreciation of investments             (55,412)  (4,728,088)   (4,058,509)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                  (121,038)  (6,038,754)   (4,619,025)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $   (3,255) $(6,044,275)  $(4,220,537)
======================================================================================================================

                                       11

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                            --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                         GG            GA             GW            GP
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                            $    205,032   $    28,372   $     26,015   $  228,778
Variable account expenses                                                      1,162,254       173,592        717,029      273,290
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 (957,222)     (145,220)      (691,014)     (44,512)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                         6,574,844     1,954,269      3,854,036    1,233,512
   Cost of investments sold                                                    6,944,013     3,492,896      4,398,327    1,165,837
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                (369,169)   (1,538,627)      (544,291)      67,675
Distributions from capital gains                                                      --            --             --           --
Net change in unrealized appreciation or depreciation of investments         (18,284,577)   (4,794,311)   (15,625,372)   2,402,079
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               (18,653,746)   (6,332,938)   (16,169,663)   2,469,754
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $(19,610,968)  $(6,478,158)  $(16,860,677)  $2,425,242
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                            -------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                          GT            GK            GN
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                             $        --   $   113,194   $         --
Variable account expenses                                                        412,875       139,769        616,766
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 (412,875)      (26,575)      (616,766)
=======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                         2,681,288     1,766,819      4,454,798
   Cost of investments sold                                                    3,492,034     2,616,286      6,559,224
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                (810,746)     (849,467)    (2,104,426)
Distributions from capital gains                                                      --            --      9,548,783
Net change in unrealized appreciation or depreciation of investments          (5,857,281)     (256,574)   (27,255,481)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                (6,668,027)   (1,106,041)   (19,811,124)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $(7,080,902)  $(1,132,616)  $(20,427,890)
=======================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                             -------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                      GS            GC            GM            GV
OPERATIONS

Investment income (loss) -- net                                              $ 1,005,202   $  (122,987)  $   321,827    $ 1,971,897
Net realized gain (loss) on sales of investments                                 (66,083)     (558,800)       (5,246)    (1,032,970)
Distributions from capital gains                                                      --            --            --             --
Net change in unrealized appreciation or depreciation of investments             182,529    (2,301,781)        4,847       (244,309)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                1,121,648    (2,983,568)      321,428        694,618
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                       479,830       577,118       832,942        437,045
Net transfers(1)                                                               6,023,449      (844,784)    1,437,171     (1,173,328)
Transfers for policy loans                                                         3,983         6,827        53,350          5,000
Annuity payments                                                                  (6,033)       (9,565)         (502)        (2,991)
Contract charges                                                                  (4,915)       (7,173)       (3,378)        (5,016)
Contract terminations:
   Surrender benefits                                                           (617,472)     (347,738)     (653,540)      (492,347)
   Death benefits                                                               (218,510)      (70,906)      (38,127)      (173,233)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 5,660,332      (696,221)    1,627,916     (1,404,870)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               16,210,418    15,524,538    12,089,770     20,019,974
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                    $22,992,398   $11,844,749   $14,039,114    $19,309,722
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        14,034,271    10,146,369    10,281,031     19,727,891
Contract purchase payments                                                       400,991       438,810       698,216        514,537
Net transfers(1)                                                               5,005,345      (678,276)    1,211,951     (1,249,875)
Transfers for policy loans                                                         3,315         5,394        44,578          4,780
Contract charges                                                                  (4,097)       (5,657)       (2,874)        (4,779)
Contract terminations:
   Surrender benefits                                                           (545,286)     (299,113)     (545,697)      (477,243)
   Death benefits                                                               (183,103)      (58,161)      (31,973)      (164,507)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                              18,711,436     9,549,366    11,655,232     18,350,804
====================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                             ------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                        GY            GI            GD
OPERATIONS

Investment income (loss) -- net                                                 $  117,783    $    (5,521)  $   398,488
Net realized gain (loss) on sales of investments                                   (65,626)    (1,310,666)     (560,516)
Distributions from capital gains                                                        --             --           --
Net change in unrealized appreciation or depreciation of investments               (55,412)    (4,728,088)   (4,058,509)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     (3,255)    (6,044,275)   (4,220,537)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                         112,716        902,255     1,101,026
Net transfers(1)                                                                  (487,731)    (1,070,189)     (580,706)
Transfers for policy loans                                                             546         15,529        21,968
Annuity payments                                                                       (48)        (4,411)      (22,849)
Contract charges                                                                    (1,552)        (6,749)      (17,958)
Contract terminations:
   Surrender benefits                                                             (199,476)      (384,550)   (1,135,547)
   Death benefits                                                                  (15,382)       (66,337)     (136,897)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                    (590,927)      (614,452)     (770,963)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  6,222,513     20,272,437    35,367,634
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $5,628,331    $13,613,710   $30,376,134
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           5,748,917     15,966,410    22,855,923
Contract purchase payments                                                         105,008        894,573       780,583
Net transfers(1)                                                                  (457,934)    (1,191,163)     (494,884)
Transfers for policy loans                                                             507         15,485        15,889
Contract charges                                                                    (1,441)        (6,911)      (12,913)
Contract terminations:
   Surrender benefits                                                             (186,583)      (399,096)     (862,081)
   Death benefits                                                                  (14,643)       (64,119)     (102,367)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                 5,193,831     15,215,179    22,180,150
=======================================================================================================================


(1) Includes transfer acativity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    GG              GA              GW             GP
OPERATIONS

Investment income (loss) -- net                                        $   (957,222)    $  (145,220)    $  (691,014)   $   (44,512)
Net realized gain (loss) on sales of investments                           (369,169)     (1,538,627)       (544,291)        67,675
Distributions from capital gains                                                 --              --              --             --
Net change in unrealized appreciation or depreciation of investments    (18,284,577)     (4,794,311)    (15,625,372)     2,402,079
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (19,610,968)     (6,478,158)    (16,860,677)     2,425,242
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                4,689,235         879,431       3,047,175        926,675
Net transfers(1)                                                         (1,636,510)       (671,530)     (1,484,226)     3,739,723
Transfers for policy loans                                                  108,333           9,187          74,219         13,065
Annuity payments                                                            (31,047)         (2,441)         (6,179)        (2,826)
Contract charges                                                            (62,629)         (7,718)        (33,349)        (9,410)
Contract terminations:
   Surrender benefits                                                    (2,452,080)       (319,027)     (1,364,563)      (608,183)
   Death benefits                                                          (726,900)       (140,803)       (308,291)      (119,771)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (111,598)       (252,901)        (75,214)     3,939,273
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         108,380,931      18,956,146      69,470,348     19,409,605
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 88,658,365     $12,225,087     $52,534,457    $25,774,120
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                   58,264,717      12,271,324      38,134,938     12,375,777
Contract purchase payments                                                2,916,341         769,890       2,009,006        574,681
Net transfers(1)                                                         (1,258,172)       (698,100)     (1,201,773)     2,270,965
Transfers for policy loans                                                   69,146           8,029          50,759          7,949
Contract charges                                                            (39,890)         (6,962)        (22,534)        (5,821)
Contract terminations:
   Surrender benefits                                                    (1,640,637)       (284,896)       (922,756)      (397,823)
   Death benefits                                                          (443,963)       (122,276)       (201,624)       (71,879)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         57,867,542      11,937,009      37,846,016     14,753,849
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                               ---------------------------------------------
                                                                             GT             GK              GN
OPERATIONS

Investment income (loss) -- net                                        $    (412,875)   $   (26,575)    $   (616,766)
Net realized gain (loss) on sales of investments                            (810,746)      (849,467)      (2,104,426)
Distributions from capital gains                                                  --             --        9,548,783
Net change in unrealized appreciation or depreciation of investments      (5,857,281)      (256,574)     (27,255,481)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (7,080,902)    (1,132,616)     (20,427,890)
====================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 1,519,185        791,996        3,437,073
Net transfers(1)                                                            (829,695)    (1,414,324)      (3,151,489)
Transfers for policy loans                                                    20,357         18,220           77,779
Annuity payments                                                              (4,693)          (582)          (5,032)
Contract charges                                                             (15,191)        (6,793)         (32,847)
Contract terminations:
   Surrender benefits                                                       (678,415)      (266,388)      (1,256,148)
   Death benefits                                                           (210,581)      (119,390)        (304,445)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              (199,033)      (997,261)      (1,235,109)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           40,869,306     12,422,412       64,951,892
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  33,589,371    $10,292,535     $ 43,288,893
====================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    28,036,011     22,227,538       38,032,523
Contract purchase payments                                                 1,282,483      1,504,093        2,609,479
Net transfers(1)                                                            (776,315)    (2,731,384)      (2,790,610)
Transfers for policy loans                                                    17,219         34,971           59,655
Contract charges                                                             (13,147)       (13,148)         (25,527)
Contract terminations:
   Surrender benefits                                                       (582,691)      (505,378)        (993,703)
   Death benefits                                                           (173,419)      (228,357)        (223,927)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          27,790,141     20,288,335       36,667,890
====================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                  GS            GC             GM             GV
OPERATIONS

Investment income (loss) -- net                                          $   913,565   $ 1,538,558    $    625,712    $ 2,039,407
Net realized gain (loss) on investments                                     (365,780)      184,009          (5,560)      (880,254)
Net change in unrealized appreciation or depreciation of investments         101,449    (5,167,186)        (13,594)    (3,574,231)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              649,234    (3,444,619)        606,558     (2,415,078)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 2,407,437     1,768,645      11,688,271      2,270,057
Net transfers(1)                                                          (1,963,328)       22,226     (17,272,704)    (2,622,582)
Transfers for policy loans                                                     2,469         5,969          46,400          1,743
Annuity payments                                                              (3,673)       (7,671)           (125)        (2,799)
Contract charges                                                              (3,261)       (6,443)         (1,674)        (4,122)
Contract terminations:
   Surrender benefits                                                       (545,835)     (377,124)       (306,857)      (603,236)
   Death benefits                                                           (558,238)     (106,186)        (56,218)      (127,468)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              (664,429)    1,299,416      (5,902,907)    (1,088,407)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           16,225,613    17,669,741      17,386,119     23,523,459
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $16,210,418   $15,524,538    $ 12,089,770    $20,019,974
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    14,623,153     9,410,685      15,459,333     20,759,589
Contract purchase payments                                                 2,178,143       998,260      10,222,092      2,071,326
Net transfers(1)                                                          (1,771,168)       33,878     (15,119,882)    (2,436,606)
Transfers for policy loans                                                     2,226         3,444          40,180          1,618
Contract charges                                                              (2,935)       (3,724)         (1,479)        (3,815)
Contract terminations:
   Surrender benefits                                                       (484,970)     (233,552)       (269,935)      (544,910)
   Death benefits                                                           (510,178)      (62,622)        (49,278)      (119,311)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          14,034,271    10,146,369      10,281,031     19,727,891
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                  GY            GI              GD
OPERATIONS

Investment income (loss) -- net                                           $   98,899    $ 3,866,312     $ 2,621,805
Net realized gain (loss) on investments                                     (134,931)        47,420         174,925
Net change in unrealized appreciation or depreciation of investments         147,229    (10,137,043)     (4,127,866)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              111,197     (6,223,311)     (1,331,136)
===================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   436,532      3,595,927       4,440,874
Net transfers(1)                                                            (941,462)     3,287,761         148,630
Transfers for policy loans                                                       489          6,108          16,165
Annuity payments                                                                  --         (3,257)        (17,995)
Contract charges                                                              (1,184)        (5,168)        (15,097)
Contract terminations:
   Surrender benefits                                                       (192,645)      (483,047)       (905,579)
   Death benefits                                                            (39,645)      (100,841)       (252,683)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              (737,915)     6,297,483       3,414,315
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            6,849,231     20,198,265      33,284,455
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $6,222,513    $20,272,437     $35,367,634
===================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                     6,452,669     11,815,400      20,778,428
Contract purchase payments                                                   419,546      2,380,534       2,748,967
Net transfers(1)                                                            (899,063)     2,185,003          97,733
Transfers for policy loans                                                       472          4,322          10,079
Contract charges                                                              (1,146)        (3,598)         (9,492)
Contract terminations:
   Surrender benefits                                                       (183,989)      (350,456)       (610,622)
   Death benefits                                                            (39,572)       (64,795)       (159,170)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           5,748,917     15,966,410      22,855,923
===================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                  GG             GA             GW              GP
OPERATIONS

Investment income (loss) -- net                                          $  6,627,650   $  6,061,797   $  1,230,103     $   532,563
Net realized gain (loss) on investments                                     1,125,827        147,993        246,791        (213,875)
Net change in unrealized appreciation or depreciation of investments      (20,259,735)   (11,151,675)   (14,219,036)      2,452,893
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (12,506,258)    (4,941,885)   (12,742,142)      2,771,581
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 13,828,439      3,497,492     10,203,667       1,811,187
Net transfers(1)                                                            7,132,991      4,800,876      5,627,092      (1,149,090)
Transfers for policy loans                                                     52,589          4,536         26,278          14,243
Annuity payments                                                              (23,043)        (4,070)        (7,111)         (1,097)
Contract charges                                                              (52,251)        (6,233)       (28,520)         (6,087)
Contract terminations:
   Surrender benefits                                                      (3,064,928)      (625,236)    (1,905,123)       (499,107)
   Death benefits                                                            (738,156)       (92,118)      (477,395)        (91,226)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             17,135,641      7,575,247     13,438,888          78,823
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           103,751,548     16,322,784     68,773,602      16,559,201
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $108,380,931   $ 18,956,146   $ 69,470,348     $19,409,605
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                     50,111,338      8,439,970     31,856,665      12,319,153
Contract purchase payments                                                  6,600,942      1,760,224      4,748,924       1,382,332
Net transfers(1)                                                            3,424,438      2,434,947      2,649,394        (887,360)
Transfers for policy loans                                                     25,649          2,435         12,578          10,011
Contract charges                                                              (25,468)        (3,276)       (13,523)         (4,546)
Contract terminations:
   Surrender benefits                                                      (1,510,320)      (310,984)      (902,621)       (372,084)
   Death benefits                                                            (361,862)       (51,992)      (216,479)        (71,729)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           58,264,717     12,271,324     38,134,938      12,375,777
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                    GT              GK              GN
OPERATIONS

Investment income (loss) -- net                                            $  8,528,547    $    (23,984)    $  5,192,614
Net realized gain (loss) on investments                                         214,334        (158,589)         280,588
Net change in unrealized appreciation or depreciation of investments        (18,391,977)     (5,682,125)     (29,801,099)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (9,649,096)     (5,864,698)     (24,327,897)
========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                    4,998,245       1,914,831       11,023,592
Net transfers(1)                                                              3,431,484        (334,267)       8,370,804
Transfers for policy loans                                                       23,938          23,838           62,917
Annuity payments                                                                 (4,791)           (777)          (5,447)
Contract charges                                                                (13,344)         (6,066)         (30,554)
Contract terminations:
   Surrender benefits                                                        (1,053,202)       (384,311)      (2,401,331)
   Death benefits                                                              (111,248)        (84,169)        (274,248)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                7,271,082       1,129,079       16,745,733
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              43,247,320      17,158,031       72,534,056
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                  $ 40,869,306    $ 12,422,412     $ 64,951,892
========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                       23,987,377      20,688,608       31,002,945
Contract purchase payments                                                    2,784,723       2,761,049        4,627,114
Net transfers(1)                                                              1,924,254        (583,132)       3,519,791
Transfers for policy loans                                                       14,334          38,916           28,060
Contract charges                                                                 (7,696)         (9,113)         (13,399)
Contract terminations:
   Surrender benefits                                                          (609,194)       (548,823)      (1,015,647)
   Death benefits                                                               (57,787)       (119,967)        (116,341)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             28,036,011      22,227,538       38,032,523
========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.


See accompanying notes to financial statements.

Notes to Financial Statements

1. ORGANIZATION
IDS Life of New York Flexible Portfolio Annuity Account (the Account) was established on April 17, 1996 under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Oct. 8, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio - Global Bond Fund and Credit Suisse Trust - Small Cap Growth Portfolio) open-end management investment companies and have the following investment managers.


SUBACCOUNT             INVESTS EXCLUSIVELY IN SHARES OF                              INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
GS                     AXP(R) Variable Portfolio - Bond Fund                          IDS Life Insurance Company(1)

GC                     AXP(R) Variable Portfolio - Capital Resource Fund              IDS Life Insurance Company(1)

GM                     AXP(R) Variable Portfolio - Cash Management Fund               IDS Life Insurance Company(1)

GV                     AXP(R) Variable Portfolio - Extra Income Fund                  IDS Life Insurance Company(1)

GY                     AXP(R) Variable Portfolio - Global Bond Fund                   IDS Life Insurance Company(1)

GI                     AXP(R) Variable Portfolio - International Fund                 IDS Life Insurance Company(2)

GD                     AXP(R) Variable Portfolio - Managed Fund                       IDS Life Insurance Company(1)

GG                     AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)             IDS Life Insurance Company(1)

GA                     AXP(R) Variable Portfolio - Strategy Aggressive Fund           IDS Life Insurance Company(1)

GW                     AIM V.I. Core Equity Fund, Series I                            A I M Advisors, Inc.
                         (previously AIM V.I. Growth and Income Fund, Series I)

GP                     American Century VP Value                                      American Century Investment Management, Inc.

GT                     Credit Suisse Trust - Small Cap Growth Portfolio               Credit Suisse Asset Management, LLC
                         (previously Credit Suisse Warburg Pincus
                           Trust - Small Company Growth Portfolio)

GK                     FTVIPT Templeton Developing Markets Securities
                           Fund - Class 1                                             Templeton Asset Management Ltd.

GN                     Putnam VT New Opportunities Fund - Class IA Shares             Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


(1)  American Express Financial Corporation (AEFC) is the investment adviser.


(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES
IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES
IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES
IDS Life of New York will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 7% may be deducted for surrenders up to the first eight payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,093,596 in 2001 and $921,090 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                           0.610% to 0.535%

AXP(R) Variable Portfolio - Capital Resource Fund               0.630% to 0.570%

AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%

AXP(R) Variable Portfolio - Extra Income Fund                   0.620% to 0.545%

AXP(R) Variable Portfolio - Global Bond Fund                    0.840% to 0.780%

AXP(R) Variable Portfolio - International Fund                  0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%

AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.650% to 0.575%
--------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio -- International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%

AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%

AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%

AXP(R) Variable Portfolio - Extra Income Fund                   0.050% to 0.025%

AXP(R) Variable Portfolio - Global Bond Fund                    0.060% to 0.040%

AXP(R) Variable Portfolio - International Fund                  0.060% to 0.035%

AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%

AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%
--------------------------------------------------------------------------------



The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                             SHARES            NAV
----------------------------------------------------------------------------------------------------------------------
GS                   AXP(R) Variable Portfolio - Bond Fund                                 2,188,729        $10.47

GC                   AXP(R) Variable Portfolio - Capital Resource Fund                       546,407         21.69

GM                   AXP(R) Variable Portfolio - Cash Management Fund                     14,095,362          1.00

GV                   AXP(R) Variable Portfolio - Extra Income Fund                         2,914,897          6.57

GY                   AXP(R) Variable Portfolio - Global Bond Fund                            586,032          9.55

GI                   AXP(R) Variable Portfolio - International Fund                        1,682,419          8.10

GD                   AXP(R) Variable Portfolio - Managed Fund                              1,971,652         15.42

GG                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    5,556,223         15.97

GA                   AXP(R) Variable Portfolio - Strategy Aggressive Fund                  1,466,258          8.34

GW                   AIM V.I. Core Equity Fund, Series I                                   2,600,716         20.20
                       (previously AIM V.I. Growth and Income Fund, Series I)

GP                   American Century VP Value                                             3,464,263          7.44

GT                   Credit Suisse Trust - Small Cap Growth Portfolio                      2,397,528         14.01
                       (previously Credit Suisse Warburg Pincus Trust - Small
                         Company Growth Portfolio)

GK                   FTVIPT Templeton Developing Markets Securities Fund - Class 1         2,153,250          4.78

GN                   Putnam VT New Opportunities Fund - Class IA Shares                    2,596,814         16.67
----------------------------------------------------------------------------------------------------------------------


8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for year ended Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                           PURCHASES
---------------------------------------------------------------------------------------------------------
GS                   AXP(R) Variable Portfolio - Bond Fund                              $  8,013,749

GC                   AXP(R) Variable Portfolio - Capital Resource Fund                       655,191

GM                   AXP(R) Variable Portfolio - Cash Management Fund                      8,642,346

GV                   AXP(R) Variable Portfolio - Extra Income Fund                         3,538,513

GY                   AXP(R) Variable Portfolio - Global Bond Fund                            528,101

GI                   AXP(R) Variable Portfolio - International Fund                        1,275,759

GD                   AXP(R) Variable Portfolio - Managed Fund                              2,536,674

GG                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    5,495,575

GA                   AXP(R) Variable Portfolio - Strategy Aggressive Fund                  1,554,516

GW                   AIM V.I. Core Equity Fund, Series I                                   3,087,808
                       (previously AIM V.I. Growth and Income Fund, Series I)

GP                   American Century VP Value                                             5,128,273

GT                   Credit Suisse Trust - Small Cap Growth Portfolio                      2,069,380
                       (previously Credit Suisse Warburg Pincus Trust - Small
                         Company Growth Portfolio)

GK                   FTVIPT Templeton Developing Markets Securities Fund - Class 1           742,983

GN                   Putnam VT New Opportunities Fund - Class IA Shares                   12,151,707
---------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.


                                                         GS         GC         GM          GV        GY          GI        GD
                                                      -----------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                               $  1.15    $  1.52    $  1.18     $  1.01   $  1.08     $  1.27   $  1.54
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                               $  1.22    $  1.23    $  1.20     $  1.05   $  1.08     $  0.89   $  1.36
Units (000s)                                           18,711      9,549     11,655      18,351     5,194      15,215    22,180
Net assets (000s)                                     $22,992    $11,845    $14,039     $19,310   $ 5,628     $13,614   $30,376
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                               6.42%      0.30%      3.61%      11.00%     3.29%       1.21%     2.50%
Expense ratio(2)                                         1.25%      1.25%      1.25%       1.25%     1.25%       1.25%     1.25%
Total return(3)                                          6.09%    (19.08%)     1.69%       3.96%     0.00%     (29.92%)  (11.69%)
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GG        GA         GW          GP        GT          GK        GN
                                                      -----------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                               $  1.86    $  1.54    $  1.82     $  1.57   $  1.46     $  0.56   $  1.71
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                               $  1.53    $  1.02    $  1.39     $  1.75   $  1.21     $  0.51   $  1.18
Units (000s)                                           57,868     11,937     37,846      14,754    27,790      20,288    36,668
Net assets (000s)                                     $88,658    $12,225    $52,534     $25,774   $33,589     $10,293   $43,289
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
For the year ended Dec. 31, 2001
Investment income ratio(1)                               0.22%      0.20%      0.05%       1.06%       --        1.02%       --
Expense ratio(2)                                         1.25%      1.25%      1.25%       1.25%     1.25%       1.25%     1.25%
Total return(3)                                        (17.74%)   (33.77%)   (23.63%)     11.46%   (17.12%)     (8.93%)  (30.99%)
-----------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG  LLP


Minneapolis, Minnesota
January 28, 2002

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $404,427)                             $       --    $  405,816
      Available-for-sale, at fair value (amortized cost: 2001, $1,030,059; 2000, $554,452)          1,037,153       538,438
   Common stocks                                                                                          179         1,286
   Mortgage loans on real estate                                                                      124,705       144,121
   Policy loans                                                                                        31,273        30,894
                                                                                                       ------        ------
      Total investments                                                                             1,193,310     1,120,555
Cash and cash equivalents                                                                              17,365        39,213
Amounts recoverable from reinsurers                                                                    15,901        10,210
Amounts due from brokers                                                                                   --           877
Accounts receivable                                                                                     2,105         2,249
Premiums due                                                                                              395           344
Accrued investment income                                                                              15,976        18,546
Deferred policy acquisition costs                                                                     155,996       146,036
Other assets                                                                                            4,793           727
Separate account assets                                                                             1,418,527     1,667,031
                                                                                                    ---------     ---------
Total assets                                                                                       $2,824,368    $3,005,788
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  776,490    $  770,774
      Universal life-type insurance                                                                   164,258       160,301
      Traditional life, disability income and long-term care insurance                                 87,898        76,097
   Policy claims and other policyholders' funds                                                         6,804         2,943
   Amounts due to brokers                                                                              31,487            --
   Deferred income taxes, net                                                                           3,782           516
   Other liabilities                                                                                   18,659        18,591
   Separate account liabilities                                                                     1,418,527     1,667,031
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,507,905     2,696,253
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income (loss):
      Net unrealized securities gain (loss)                                                             4,588       (10,324)
   Retained earnings                                                                                  260,875       268,859
                                                                                                      -------       -------
      Total stockholder's equity                                                                      316,463       309,535
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,824,368    $3,005,788
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                                                 2001            2000          1999
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,566       $ 18,196      $ 15,613
Contractholder charges                                                                  27,179         24,101        22,502
Mortality and expense risk fees                                                         16,182         20,449        17,019
Net investment income                                                                   79,172         91,491        95,514
Net realized (losses) gains on investments                                             (26,426)           839         1,386
                                                                                       -------            ---         -----
      Total revenues                                                                   116,673        155,076       152,034
                                                                                       -------        -------       -------

Benefits and Expenses Death and other benefits:
   Traditional life, disability income and long-term care insurance                      6,282          5,510         5,579
   Universal life-type insurance and investment contracts                               11,669          4,724         6,313
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        7,776          8,371         6,098
Interest credited on universal life-type insurance and investment contracts             48,064         47,715        50,767
Amortization of deferred policy acquisition costs                                       16,253         14,680        15,283
Other insurance and operating expenses                                                  13,928         11,670        10,429
                                                                                        ------         ------        ------
      Total benefits and expenses                                                      103,972         92,670        94,469
                                                                                       -------         ------        ------
Income before income taxes                                                              12,701         62,406        57,565
Income taxes                                                                             4,685         22,323        19,241
                                                                                         -----         ------        ------
Net income                                                                            $  8,016       $ 40,083      $ 38,324
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                               Accumulated
                                                                                                  other
                                                                                Additional    comprehensive                Total
                                                                    Capital       paid-in    income (loss),  Retained  stockholder's
For the three years ended December 31, 2001 (In thousands)           stock        capital      net of tax    earnings     equity
Balance, January 1, 1999                                             $2,000      $49,000        $ 11,014      $217,452     $279,466
Comprehensive income:
   Net income                                                            --           --              --        38,324       38,324
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $737 and income
      taxes of $13,537                                                   --           --         (25,140)           --      (25,140)
   Reclassification adjustment for losses included in net income,
      net of income tax of $452                                          --           --            (840)           --         (840)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive loss                                              --           --         (25,980)           --      (25,980)
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      12,344
Cash dividends                                                           --           --              --       (12,000)     (12,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 1999                                            2,000       49,000         (14,966)      243,776      279,810
Comprehensive income:
   Net income                                                            --           --              --        40,083       40,083
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($137) and
      income taxes of ($3,038)                                           --           --           5,641            --        5,641
   Reclassification adjustment for gains included in net income,
      net of income tax of $537                                          --           --            (999)           --         (999)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --           4,642            --        4,642
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      44,725
Cash dividends                                                           --           --              --       (15,000)     (15,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 2000                                            2,000       49,000         (10,324)      268,859      309,535
Comprehensive income:
   Net income                                                            --           --              --         8,016        8,016
   Cumulative effect of adopting SFAS No 133, net of
      income tax benefit of $486                                         --           --            (903)           --         (903)
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($416) and
      income taxes of ($16,188)                                          --           --          30,065            --       30,065
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $7,673                                --           --         (14,250)           --      (14,250)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --          14,912            --       14,912
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      22,928
Cash dividends                                                           --           --              --       (16,000)     (16,000)
                                                                      -----       ------         -------       -------      -------
Balance, December 31, 2001                                           $2,000      $49,000       $   4,588      $260,875     $316,463
                                                                     ======      =======       =========      ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999

Cash flows from operating activities
Net income                                                                           $   8,016      $  40,083     $  38,324
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                          (2,781)        (3,556)       (3,063)
      Repayment                                                                          3,167          2,953         2,826
   Change in accrued investment income                                                   2,570           (181)        1,528
   Change in amounts recoverable from reinsurers                                        (5,691)        (3,296)       (2,837)
   Change in premiums due                                                                  (51)          (145)            5
   Change in accounts receivable                                                           144         (1,682)          275
   Change in other assets                                                               (4,203)           133           319
   Change in deferred policy acquisition costs, net                                    (10,376)        (9,944)       (6,015)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    11,801         11,819         8,368
   Change in policy claims and other policyholder's funds                                3,861            360          (522)
   Deferred income tax (benefit) provision                                              (4,763)         1,898         2,196
   Change in other liabilities                                                              68         (2,844)       (3,513)
   Amortization of premium (accretion of discount), net                                  3,477          1,353        (1,794)
   Net realized losses (gains) on investments                                           26,426           (839)       (1,386)
   Contractholder charges, non-cash                                                    (12,632)        (9,232)       (9,875)
   Other, net                                                                             (599)        (1,826)        1,859
                                                                                          ----         ------         -----
      Net cash provided by operating activities                                         18,434         25,054        26,695
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)           --
   Maturities, sinking fund payments and calls                                              --         31,178        37,852
   Sales                                                                                    --             --           790
Available-for-sale securities:
   Purchases                                                                          (429,487)      (100,905)     (155,690)
   Maturities, sinking fund payments and calls                                         117,961         34,202        50,515
   Sales                                                                               214,426         91,946        89,683
Other investments, excluding policy loans:
   Purchases                                                                              (309)            --        (3,598)
   Sales                                                                                19,223         10,838        16,671
Change in amounts due from brokers                                                         877           (877)           --
Change in amounts due to brokers                                                        31,487             --        (4,507)
                                                                                        ------         ------        ------
   Net cash (used in) provided by investing activities                                 (45,822)        61,895        31,716
                                                                                       -------         ------        ------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                              56,228         51,419        68,978
   Surrenders and death benefits                                                       (81,988)      (137,239)     (159,161)
   Interest credited to account balances                                                48,064         47,715        50,767
Universal life-type insurance policy loans:
   Issuance                                                                             (4,308)        (6,847)       (5,057)
   Repayment                                                                             3,544          4,085         3,186
Cash dividends                                                                         (16,000)       (15,000)      (12,000)
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                   5,540        (55,867)      (53,287)
                                                                                         -----        -------       -------
Net (decrease) increase in cash and cash equivalents                                   (21,848)        31,082         5,124
Cash and cash equivalents at beginning of year                                          39,213          8,131         3,007
                                                                                        ------          -----         -----
Cash and cash equivalents at end of year                                             $  17,365      $  39,213     $   8,131
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $   5,408      $  21,427     $  20,670
   Interest on borrowings                                                                   35             80           124

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for deferred annuities are amortized using the interest method. The costs for universal life and variable universal life insurance are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for universal life and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $      433       $    35        $    11    $      457
   Corporate bonds and obligations                                       688,952        17,292         12,149       694,095
   Mortgage-backed securities                                            340,674         4,804          2,877       342,601
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                       $1,030,059       $22,131        $15,037    $1,037,153
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $       76       $   103        $    --    $      179
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:
                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $   92,755    $   94,496
Due from one to five years                                 164,837       171,497
Due from five to ten years                                 321,846       323,561
Due in more than ten years                                 109,947       104,998
Mortgage-backed securities                                 340,674       342,601
                                                           -------       -------
Total                                                   $1,030,059    $1,037,153
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                         Gross          Gross
                                                                        Amortized      unrealized     unrealized      Fair
Held-to-maturity                                                          cost            gains         losses        value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,299        $   40         $   25      $  2,314
   Corporate bonds and obligations                                       363,322         8,013          9,667       361,668
   Mortgage-backed securities                                             40,195           263             13        40,445
                                                                          ------           ---             --        ------
Total fixed maturity securities                                         $405,816        $8,316         $9,705      $404,427
                                                                        ========        ======         ======      ========

                                                                                          Gross         Gross
                                                                         Amortized     unrealized    unrealized        Fair
Available-for-sale                                                         cost           gains        losses          value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,053        $  185        $    --      $  2,238
   State and municipal obligations                                           105             2             --           107
   Corporate bonds and obligations                                       373,603         6,447         22,462       357,588
   Mortgage-backed securities                                            178,691         2,396          2,582       178,505
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                         $554,452        $9,030        $25,044      $538,438
                                                                        ========        ======        =======      ========
Common stocks                                                           $  1,571        $   --        $   285      $  1,286
                                                                        ========        ======        =======      ========

At December 31, 2001, bonds carried at $300 were on deposit with the state of New York as required by law.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 87 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $129 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $  374,228      $223,368
Aaa/AA                                                         --         3,000
Aa/AA                                                      17,727        16,084
Aa/A                                                       22,258        26,649
A/A                                                       157,143       147,290
A/BBB                                                      56,340        48,993
Baa/BBB                                                   340,542       338,430
Baa/BB                                                     12,795        17,670
Below investment grade                                     49,026       138,784
                                                           ------       -------
Total                                                  $1,030,059      $960,268
                                                       ==========      ========

At December 31, 2001, approximately 91 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturity securities classified as held-to-maturity were sold with amortized cost of $nil and $790, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,457 and $27,383, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $7,197 and ($16,299), respectively, with the $23,496 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $7,141. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $40,706.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $24,110 of these losses are included in Net realized (losses) gains on investments and approximately $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $2,921. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 10 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                December 31, 2001        December 31, 2000
                           On balance       Funding    On balance     Funding
Region                        sheet       commitments     sheet     commitments
West North Central          $ 15,978         $--       $ 19,409        $--
East North Central            21,337          --         24,249         --
South Atlantic                22,402          --         27,926         --
Middle Atlantic               14,362          --         16,937         --
Pacific                        6,466          18          6,614         --
Mountain                      30,522          --         34,475         --
New England                    7,354          --          7,564         --
East South Central             7,089          --          7,250         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

                                December 31, 2001         December 31, 2000
                           On balance       Funding    On balance     Funding
Property type                 sheet       commitments     sheet     commitments
Apartments                  $ 40,395         $18       $ 49,180        $--
Department/retail stores      41,102          --         45,917         --
Office buildings              18,754          --         21,144         --
Industrial buildings          14,218          --         16,169         --
Nursing/retirement             4,178          --          4,954         --
Medical buildings              6,863          --          7,060         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The Company recognized $nil, $nil and $2 of interest income related to impaired mortgage loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                             2001          2000          1999
Balance, January 1                          $303         $1,200        $1,500
Provision for mortgage loan losses           502           (897)         (300)
                                             ---           ----          ----
Balance, December 31                        $805         $  303        $1,200
                                            ====         ======        ======

Sources of investment income and realized (losses) gains on investments
Net investment income for the years ended December 31 is summarized as follows:

                                            2001          2000           1999
Interest on fixed maturities             $69,566        $76,859       $78,342
Interest on mortgage loans                10,682         11,954        12,895
Interest on cash equivalents                  99          1,069           350
Other                                       (999)         2,333         4,764
                                            ----          -----         -----
                                          79,348         92,215        96,351
Less investment expenses                     176            724           837
                                             ---            ---           ---
Total                                    $79,172        $91,491       $95,514
                                         =======        =======       =======

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                            2001           2000          1999
Available-for-sale securities           $(25,925)         $ (57)       $1,086
Mortgage loans on real estate               (501)           896           300
                                            ----            ---           ---
Total                                   $(26,426)          $839        $1,386
                                        ========           ====        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                            2001          2000           1999
Federal income taxes:
Current                                  $ 8,098        $19,245       $16,426
Deferred                                  (4,763)         1,898         2,196
                                          ------          -----         -----
                                           3,335         21,143        18,622
State income taxes-current                 1,350          1,180           619
                                           -----          -----           ---
Income tax expense                       $ 4,685        $22,323       $19,241
                                         =======        =======       =======

Income tax expense (benefit) differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                                  2001                     2000                   1999
                                                           Provision    Rate        Provision    Rate     Provision  Rate
Federal income taxes based on the statutory rate            $4,445      35.0%       $21,842      35.0%    $20,148     35.0%
Tax-excluded interest and dividend income                     (258)     (2.0)          (207)     (0.3)       (509)    (0.9)
State tax, net of federal benefit                              878       6.9            767       1.2         402      0.7
Other, net                                                    (380)     (3.0)           (79)     (0.1)       (800)    (1.4)
                                                              ----      ----            ---      ----        ----     ----
Total income taxes                                          $4,685      36.9%       $22,323      35.8%    $19,241     33.4%
                                                            ======      ====        =======      ====     =======     ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                          2001           2000
Deferred income tax assets:
   Policy reserves                                      $26,912       $28,469
   Investments                                           10,431         6,395
   Other                                                  4,742         4,738
                                                          -----         -----
Total deferred income tax assets                         42,085        39,602
                                                         ------        ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                     43,393        40,118
   Investments                                            2,474            --
                                                          -----        ------
Total deferred income tax liabilities                    45,867        40,118
                                                         ------        ------
Net deferred income tax liabilities                     $ 3,782       $   516
                                                        =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $151,649 and $166,503 as of December 31, 2001 and 2000, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant.

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $26, $23 and $27 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $48, $106 and $218, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2001, 2000 and 1999 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2001, 2000 and 1999, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $975 and $1,446, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2001, 2000 and 1999 were $nil, $nil and $96, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $19,919, $17,108 and $13,042 , for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $2,814 payable to and $907 receivable from, respectively, IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,534,603 and $5,974,025 respectively, of which $675,563 and $332,556 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $nil, $150 and $150 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $1,700 and $nil in 2001, 2000 and 1999, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,608, $3,125 and $2,873 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $924, $473 and $473 for the years ended December 31, 2001, 2000 and 1999, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $186,119 and $210,666 at December 31, 2001 and 2000, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2001, 2000 and 1999, and an increase in liabilities for future policy benefits of $4,301 related to this agreement for the year ended December 31, 2001. As of December 31, 2000 and 1999, there were decreases in liabilities for future policy benefits of $1,334 and $1,277, respectively.

At December 31, 2001, the Company had $18 of commitments to fund mortgage loans. There were no such commitments at December 31, 2000 (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                 2001                         2000
                                                                        Carrying         Fair        Carrying         Fair
Financial Assets                                                          value          value         value          value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  405,816    $  404,427
   Available-for-sale securities                                       1,037,153     1,037,153        538,438       538,438
Common stocks                                                                179           179          1,286         1,286
Mortgage loans on real estate                                            124,705       130,920        144,121       148,119
Cash and cash equivalents                                                 17,365        17,365         39,213        39,213
Separate account assets                                                1,418,527     1,418,527      1,667,031     1,667,031
                                                                       ---------     ---------      ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                            $  679,593    $  662,166     $  679,446    $  660,663
Separate account liabilities                                           1,244,282     1,201,652      1,461,266     1,411,203
                                                                       ---------     ---------      ---------     ---------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $91,143 and $85,154 , respectively, and policy loans of $5,754 and $6,174, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $174,245 and $205,765, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                          2001          2000          1999
Net income, per accompanying financial statements                                      $ 8,016        $40,083       $38,324
Deferred policy acquisition costs                                                       (9,584)        (9,406)       (6,015)
Adjustments of future policy benefit liabilities                                        (3,064)        (1,657)       (4,615)
Deferred income tax (benefit) expense                                                   (4,763)         1,898         2,196
Provision (reduction) for losses on investments                                         (1,314)           817          (161)
Interest maintenance reserves gain/loss transfer and amortization                        5,797           (126)         (154)
Adjustment to separate account reserves                                                 (3,636)          (408)        5,498
Other, net                                                                                 552            486           766
                                                                                           ---            ---           ---
Statutory-basis net (loss) income                                                      $(7,996)       $31,687       $35,839
                                                                                       =======        =======       =======

                                                                                          2001          2000          1999
Stockholder's equity, per accompanying financial statements                          $ 316,463      $ 309,535     $ 279,810
Deferred policy acquisition costs                                                     (155,996)      (146,035)     (136,229)
Adjustments of future policy benefit liabilities                                         6,165          4,609         2,845
Deferred income tax liabilities (assets)                                                 3,782            516        (3,881)
Asset valuation reserve                                                                (11,195)       (16,421)      (16,164)
Adjustments of separate account liabilities                                             57,677         61,313        61,721
Adjustments of investments to amortized cost                                            (7,094)        17,467        23,440
Premiums due, deferred and in advance                                                    1,383          1,433         1,485
Deferred revenue liability                                                               5,102          4,100         3,021
Reserves for mortgage loan losses                                                          805            304         1,200
Non-admitted assets                                                                     (2,772)        (6,067)         (421)
Interest maintenance reserve                                                             2,515         (3,282)       (3,155)
Other, net                                                                             (12,911)        (8,683)       (5,416)
                                                                                       -------         ------        ------
Statutory-basis capital and surplus                                                  $ 203,924      $ 218,789     $ 208,256
                                                                                     =========      =========     =========

                                                               S-6163-20 H(5/02)

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in part B of this Registration Statement:

         IDS Life Insurance Company of New York:

         Report of Independent Auditors dated Jan. 28, 2002.
         Balance sheets as of Dec. 31, 2001 and 2000.
         Statements of Income for years ended Dec. 31, 2001, 2000 and 1999. Statements of Stockholder's Equity for years ended Dec. 31, 2001, 2000 and 1999.
         Statements of Cash Flows for years ended Dec. 31, 2001, 2000 and 1999. Notes to Financial Statements.

         IDS Life of New York Variable Annuity Account including:

         Report of Independent Auditors dated March 22, 2002.
         Statements of Assets and Liabilities for year ended Dec. 31, 2001. Statements of Operations for year ended Dec. 31, 2001.
         Statements of Changes in Net Assets for year ended Dec. 31, 2001 2000, and 1999.
         Notes to Financial Statements.

(b)      Exhibits:

1. Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1      Copy of Qualified  Deferred  Annuity  Contract (form  31037-NY  10/95)
         filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.2 Copy of Non-Qualified Deferred Annuity Contract (form 31036-NY 10/95), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract (form 31038-IRA-NY 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.4 Copy of Deferred Annuity Contract (form 31039-SEP-NY 10/95), filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

5. Copy of the Annuity Application for IDS Life of New York (form 39986, 7/96) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867 is incorporated herein by reference.

6.1 Copy of the revised charter of IDS Life of New York dated April 1992, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement between IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.1 (a) Copy of Amendment 1 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company of New York dated October 7, 1996 , filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically as Exhibit 8.2 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.3 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 (a) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company of New York and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated October 7, 1996, filed electronically as Exhibit 8.4(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.5 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

14. Power of Attorney to sign this Registration Statement dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 5 to Registration Statement No. 333-03867 on April 27, 2001, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Edward J. Muhl                        16 Wolfe Street                           Director
                                      Alexandria, VA  22314

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Philip C. Wentzel                     50807 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

David L. Yowan                        40 Wall Street                            Vice President and Treasurer
                                      19th Floor
                                      New York, NY  10004


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware


Item 27. Number of Contractowners

          As of March 31, 2002, there were 7,073 contract owners of qualified contracts and there were 9,971 owners of non-qualified contracts.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001


Item 29 (c).

                          Net Underwriting
Name of Principal          Discounts and        Compensation on         Brokerage
Underwriter                 Commissions           Redemption           Commissions          Compensation
-----------                 -----------           ----------           -----------          ------------
American Express            $41,792,624              None                  None                 None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

                    (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)- (4) of that no-action letter.

                    (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 2002.


                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    -----------------------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2002.

Signature                                    Title


/s/  Gumer C. Alvero*                        Director and Vice President -
----------------------                       Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                    Director, President and
---------------------------                  Chief Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                     Director, Vice President, Chief
------------------------------------         Operating Officer, Consumer
     Maureen A. Buckley                      Affairs Officer and Claims Officer

                                             Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                         Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                        Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                       Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                        Director, General Counsel and
------------------------------------         Secretary
     Eric L. Marhoun

/s/  Thomas R. McBurney*                     Director
----------------------------------
     Thomas R. McBurney

/s/  Edward J. Muhl*                         Director
----------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                     Director
----------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                      Director
----------------------------------
     Stephen P. Norman

/s/  Richard M. Starr*                       Director
----------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                      Vice President and Controller
----------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                    Director
----------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                         Vice President and Treasurer
----------------------------------
     David L. Yowan



* Signed  pursuant  to  Power  of  Attorney  dated  April  25,  2001,   filed
  electronically as Exhibit 14 to Post-Effective Amendment No. 5 to Registration Statement No. 333-03867 on April 27, 2001, and incorporated by reference:


By: /s/ Mary Ellyn Minenko
    -----------------------
        Mary Ellyn Minenko
        Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.